Shareholder Fees {- Fidelity Freedom® 2040 Fund}	May 28, 2022 USD ($)
03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 | Fidelity Freedom® 2040 Fund
Shareholder Fees:
(fees paid directly from your investment)	none